Stock Incentive Plans (Stock Option Activity) (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding	284,829	284,829	578,257
Grants	1,019,000
Forfeited/Expired	(325)		(293,428)
Outstanding	1,303,504	284,829	284,829
Exercisable	408,504	246,559	194,058
Weighted Average Exercise Price
Outstanding	$ 39.46	$ 39.46	$ 26.22
Grants	$ 1.07
Forfeited/Expired	$ 426.83		$ 7.53
Outstanding	$ 9.35	$ 39.46	$ 39.46
Exercisable	$ 27.5	$ 45.28	$ 56.62